Note 15 - Quarterly Results (Unaudited)	12 Months Ended
Feb. 02, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

15. Quarterly Results (Unaudited)

The following table, which includes discontinued operations, sets forth unaudited quarterly financial data for each of our last two fiscal years:

	Fiscal 2012				Fiscal 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands, except per share data)
Net revenues	$41,214	$39,808	$46,399	$53,729	$37,890	$35,820	$46,654	$51,943
Gross profit	13,020	12,582	15,199	15,910	11,561	7,893	13,703	15,435
Total operating expenses (1)	17,480	17,931	17,136	27,033	17,713	17,539	18,691	21,869
Loss from continuing operations before taxes	(4,613)	(5,514)	(2,096)	(11,372)	(6,239)	(9,782)	(5,159)	(6,617)
Loss from continuing operations	(4,319)	(5,440)	(2,062)	(11,093)	(4,977)	(9,754)	(4,927)	(5,802)
Income from discontinued operations, net of tax	645	227	65	423	508	142	502	1,638
Net loss	$(3,674)	$(5,213)	$(1,997)	$(10,670)	$(4,469)	$(9,612)	$(4,425)	$(4,164)
Basic and diuted (loss) income per share:
Loss from continuing operations (2)	$(0.14)	$(0.18)	$(0.06)	$(0.35)	$(0.16)	$(0.31)	$(0.16)	$(0.18)
Income from discontinued operations (2)	$0.02	$0.01	$0.00	$0.01	$0.02	$0.00	$0.02	$0.05
Net loss	$(0.12)	$(0.17)	$(0.06)	$(0.34)	$(0.14)	$(0.31)	$(0.14)	$(0.13)

(1)	Included in the fourth quarter of fiscal 2012 is a goodwill impairment charge of $4.5 million. See Note 5 for further discussion.

(2)

(Loss) income per share calculations for each quarter include the appropriate weighted average effect for the quarter; therefore, the sum of quarterly (loss) income per share amounts may not equal year-to-date (loss) income per share amounts, which reflect the weighted average effect on a year-to-date basis.